UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21422

 NAME OF REGISTRANT:                     Trust for Advised Portfolios



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Christopher E. Kashmerick
                                         Trust for Advised Portfolios
                                         2020 E. Financial Way, Ste.
                                         100
                                         Glendora, CA 91741

 REGISTRANT'S TELEPHONE NUMBER:          626-914-7385

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


Bramshill Income Performance Fund
--------------------------------------------------------------------------------------------------------------------------
 ALLIANZGI CONVERTIBLE & INCOME                                                              Agenda Number:  935238635
--------------------------------------------------------------------------------------------------------------------------
        Security:  018828707
    Meeting Type:  Annual
    Meeting Date:  09-Jul-2020
          Ticker:  NCVPRA
            ISIN:  US0188287074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Trustee: Sarah E. Cogan                       Mgmt          For                            For

1B.    Election of Trustee: Davey S. Scoon                       Mgmt          For                            For

1C.    Election of Trustee: James A. Jacobson                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ALLIANZGI CONVERTIBLE & INCOME                                                              Agenda Number:  935277322
--------------------------------------------------------------------------------------------------------------------------
        Security:  018828707
    Meeting Type:  Special
    Meeting Date:  25-Feb-2021
          Ticker:  NCVPRA
            ISIN:  US0188287074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of a new Investment Advisory                     Mgmt          For                            For
       Agreement with Virtus Investment Advisers,
       Inc. by Shareholders of AllianzGI
       Convertible & Income Fund (NCV).

2.     Approval of a new Subadvisory Agreement by                Mgmt          For                            For
       and among the Fund, Virtus Investment
       Advisers, Inc. and Allianz Global Investors
       U.S. LLC by Shareholders of AllianzGI
       Convertible & Income Fund (NCV).

3.     The transaction of such other business as                 Mgmt          For                            For
       may properly come before the Special
       Meeting and any adjournment(s) or
       postponement(s) thereof.




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK CORPORATE HIGH YIELD FD VI INC                                                    Agenda Number:  935237330
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255P107
    Meeting Type:  Annual
    Meeting Date:  27-Jul-2020
          Ticker:  HYT
            ISIN:  US09255P1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Cynthia L. Egan                                           Mgmt          For                            For
       Michael J. Castellano                                     Mgmt          For                            For
       Catherine A. Lynch                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK CREDIT ALLOCATION INCOME TRUST                                                    Agenda Number:  935237823
--------------------------------------------------------------------------------------------------------------------------
        Security:  092508100
    Meeting Type:  Annual
    Meeting Date:  27-Jul-2020
          Ticker:  BTZ
            ISIN:  US0925081004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          For                            For
       R. Glenn Hubbard                                          Mgmt          For                            For
       John M. Perlowski                                         Mgmt          For                            For
       W. Carl Kester                                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK DEBT STRATEGIES FD INC                                                            Agenda Number:  935237330
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255R202
    Meeting Type:  Annual
    Meeting Date:  27-Jul-2020
          Ticker:  DSU
            ISIN:  US09255R2022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Cynthia L. Egan                                           Mgmt          For                            For
       Michael J. Castellano                                     Mgmt          For                            For
       Catherine A. Lynch                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK LTD DURATION INCOME TR                                                            Agenda Number:  935237823
--------------------------------------------------------------------------------------------------------------------------
        Security:  09249W101
    Meeting Type:  Annual
    Meeting Date:  27-Jul-2020
          Ticker:  BLW
            ISIN:  US09249W1018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          For                            For
       R. Glenn Hubbard                                          Mgmt          For                            For
       John M. Perlowski                                         Mgmt          For                            For
       W. Carl Kester                                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK MULTI SECTOR INCOME TRUST                                                         Agenda Number:  935237823
--------------------------------------------------------------------------------------------------------------------------
        Security:  09258A107
    Meeting Type:  Annual
    Meeting Date:  27-Jul-2020
          Ticker:  BIT
            ISIN:  US09258A1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          For                            For
       R. Glenn Hubbard                                          Mgmt          For                            For
       John M. Perlowski                                         Mgmt          For                            For
       W. Carl Kester                                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK MUNICIPAL INCOME TRUST                                                            Agenda Number:  935237835
--------------------------------------------------------------------------------------------------------------------------
        Security:  09248F109
    Meeting Type:  Annual
    Meeting Date:  27-Jul-2020
          Ticker:  BFK
            ISIN:  US09248F1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          For                            For
       R. Glenn Hubbard                                          Mgmt          For                            For
       John M. Perlowski                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK MUNIVEST FUND INC                                                                 Agenda Number:  935238560
--------------------------------------------------------------------------------------------------------------------------
        Security:  09253R105
    Meeting Type:  Annual
    Meeting Date:  27-Jul-2020
          Ticker:  MVF
            ISIN:  US09253R1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          For                            For
       Richard E. Cavanagh                                       Mgmt          For                            For
       Cynthia L. Egan                                           Mgmt          For                            For
       Robert Fairbairn                                          Mgmt          For                            For
       R. Glenn Hubbard                                          Mgmt          For                            For
       Catherine A. Lynch                                        Mgmt          For                            For
       John M. Perlowski                                         Mgmt          For                            For
       Karen P. Robards                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK MUNIYIELD INSURED FUND                                                            Agenda Number:  935238560
--------------------------------------------------------------------------------------------------------------------------
        Security:  09254E103
    Meeting Type:  Annual
    Meeting Date:  27-Jul-2020
          Ticker:  MYI
            ISIN:  US09254E1038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          For                            For
       Richard E. Cavanagh                                       Mgmt          For                            For
       Cynthia L. Egan                                           Mgmt          For                            For
       Robert Fairbairn                                          Mgmt          For                            For
       R. Glenn Hubbard                                          Mgmt          For                            For
       Catherine A. Lynch                                        Mgmt          For                            For
       John M. Perlowski                                         Mgmt          For                            For
       Karen P. Robards                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COHEN & STEERS LIMITED                                                                      Agenda Number:  935356522
--------------------------------------------------------------------------------------------------------------------------
        Security:  19248C105
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2021
          Ticker:  LDP
            ISIN:  US19248C1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       George Grossman                                           Mgmt          For                            For
       Jane F. Magpiong                                          Mgmt          For                            For
       Robert H. Steers                                          Mgmt          For                            For
       C. Edward Ward, Jr.                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE INSD. MUN BD FD                                                                 Agenda Number:  935225006
--------------------------------------------------------------------------------------------------------------------------
        Security:  27827X101
    Meeting Type:  Annual
    Meeting Date:  16-Jul-2020
          Ticker:  EIM
            ISIN:  US27827X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       George J. Gorman                                          Mgmt          For                            For
       Helen Frame Peters                                        Mgmt          For                            For
       Marcus L. Smith                                           Mgmt          For                            For
       Susan J. Sutherland                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE INSD. MUN BD FD                                                                 Agenda Number:  935312556
--------------------------------------------------------------------------------------------------------------------------
        Security:  27827X101
    Meeting Type:  Special
    Meeting Date:  23-Feb-2021
          Ticker:  EIM
            ISIN:  US27827X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Approval of a new investment advisory                     Mgmt          For                            For
       agreement with Eaton Vance Management to
       continue to serve as the Fund's investment
       adviser.




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST ADVISORS                                                                        Agenda Number:  935337293
--------------------------------------------------------------------------------------------------------------------------
        Security:  33738E109
    Meeting Type:  Annual
    Meeting Date:  08-Apr-2021
          Ticker:  FSD
            ISIN:  US33738E1091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Richard E. Erickson                                       Mgmt          For                            For
       Thomas R. Kadlec                                          Mgmt          For                            For

2.     If properly presented at the Meeting, a                   Shr           Against                        For
       shareholder proposal to terminate all
       investment advisory and management
       agreements pertaining to the Fund.




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST INTERMEDIATE                                                                    Agenda Number:  935361636
--------------------------------------------------------------------------------------------------------------------------
        Security:  33718W103
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2021
          Ticker:  FPF
            ISIN:  US33718W1036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Richard E. Erickson                                       Mgmt          For                            For
       Thomas R. Kadlec                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INVESCO                                                                                     Agenda Number:  935248319
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131H107
    Meeting Type:  Annual
    Meeting Date:  07-Aug-2020
          Ticker:  VVR
            ISIN:  US46131H1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     DIRECTOR
       Beth Ann Brown                                            Mgmt          For                            For
       Anthony J. LaCava, Jr.                                    Mgmt          For                            For
       Joel W. Motley                                            Mgmt          For                            For
       Teresa M. Ressel                                          Mgmt          For                            For
       Christopher L. Wilson                                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JOHN HANCOCK PREMIUM DIVIDEND FUND                                                          Agenda Number:  935312330
--------------------------------------------------------------------------------------------------------------------------
        Security:  41013T105
    Meeting Type:  Annual
    Meeting Date:  16-Feb-2021
          Ticker:  PDT
            ISIN:  US41013T1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Charles L. Bardelis                                       Mgmt          For                            For
       Peter S. Burgess                                          Mgmt          For                            For
       Marianne Harrison                                         Mgmt          For                            For
       Frances G. Rathke                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  935194756
--------------------------------------------------------------------------------------------------------------------------
        Security:  95768B107
    Meeting Type:  Special
    Meeting Date:  06-Jul-2020
          Ticker:  HYI
            ISIN:  US95768B1070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a New Management Agreement with                Mgmt          For                            *
       Legg Mason Partners Fund Advisor, LLC.

2C.    To approve a New Subadvisory Agreement                    Mgmt          For                            *
       with: Western Asset Management Company,
       LLC.

2D.    To approve a New Subadvisory Agreement                    Mgmt          For                            *
       with: Western Asset Management Company
       Limited.

2E.    To approve a New Subadvisory Agreement                    Mgmt          For                            *
       with: Western Asset Management Company Ltd.

2F.    To approve a New Subadvisory Agreement                    Mgmt          For                            *
       with: Western Asset Management Company Pte.
       Ltd.




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  935273918
--------------------------------------------------------------------------------------------------------------------------
        Security:  95768B107
    Meeting Type:  Annual
    Meeting Date:  23-Oct-2020
          Ticker:  HYI
            ISIN:  US95768B1070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class III Director to serve                   Mgmt          For                            For
       until the 2023 Annual Meeting of
       Stockholders: Robert D. Agdern

1.2    Election of Class III Director to serve                   Mgmt          For                            For
       until the 2023 Annual Meeting of
       Stockholders: Eileen A. Kamerick

2.     To ratify the selection of                                Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Fund's
       independent registered public accountants
       for the fiscal year ending May 31, 2021.




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN AMT FREE QUALITY MUNI INC FD                                                         Agenda Number:  935245541
--------------------------------------------------------------------------------------------------------------------------
        Security:  670657105
    Meeting Type:  Annual
    Meeting Date:  05-Aug-2020
          Ticker:  NEA
            ISIN:  US6706571055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       John K. Nelson                                            Mgmt          For                            For
       Terence J. Toth                                           Mgmt          For                            For
       Robert L. Young                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN PREFERED & CONVERTIBLE INCOME 2                                                      Agenda Number:  935346139
--------------------------------------------------------------------------------------------------------------------------
        Security:  67073D102
    Meeting Type:  Annual
    Meeting Date:  25-May-2021
          Ticker:  JQC
            ISIN:  US67073D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       Jack B. Evans                                             Mgmt          For                            For
       Albin F. Moschner                                         Mgmt          For                            For
       Matthew Thornton III                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN PREFERRED AND INC SECURITIES FD                                                      Agenda Number:  935346139
--------------------------------------------------------------------------------------------------------------------------
        Security:  67072C105
    Meeting Type:  Annual
    Meeting Date:  25-May-2021
          Ticker:  JPS
            ISIN:  US67072C1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       Jack B. Evans                                             Mgmt          For                            For
       Albin F. Moschner                                         Mgmt          For                            For
       Matthew Thornton III                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN PREFERRED AND INCOME OPP FD                                                          Agenda Number:  935346139
--------------------------------------------------------------------------------------------------------------------------
        Security:  67073B106
    Meeting Type:  Annual
    Meeting Date:  25-May-2021
          Ticker:  JPC
            ISIN:  US67073B1061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       Jack B. Evans                                             Mgmt          For                            For
       Albin F. Moschner                                         Mgmt          For                            For
       Matthew Thornton III                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN QUALITY MUNICIPAL INCOME FUND                                                        Agenda Number:  935245541
--------------------------------------------------------------------------------------------------------------------------
        Security:  67066V101
    Meeting Type:  Annual
    Meeting Date:  05-Aug-2020
          Ticker:  NAD
            ISIN:  US67066V1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    DIRECTOR
       John K. Nelson                                            Mgmt          For                            For
       Terence J. Toth                                           Mgmt          For                            For
       Robert L. Young                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN FUNDS                                                                            Agenda Number:  935248319
--------------------------------------------------------------------------------------------------------------------------
        Security:  46132C107
    Meeting Type:  Annual
    Meeting Date:  07-Aug-2020
          Ticker:  VMO
            ISIN:  US46132C1071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     DIRECTOR
       Beth Ann Brown                                            Mgmt          For                            For
       Anthony J. LaCava, Jr.                                    Mgmt          For                            For
       Joel W. Motley                                            Mgmt          For                            For
       Teresa M. Ressel                                          Mgmt          For                            For
       Christopher L. Wilson                                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN FUNDS                                                                            Agenda Number:  935248319
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131J103
    Meeting Type:  Annual
    Meeting Date:  07-Aug-2020
          Ticker:  VKQ
            ISIN:  US46131J1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     DIRECTOR
       Beth Ann Brown                                            Mgmt          For                            For
       Anthony J. LaCava, Jr.                                    Mgmt          For                            For
       Joel W. Motley                                            Mgmt          For                            For
       Teresa M. Ressel                                          Mgmt          For                            For
       Christopher L. Wilson                                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN FUNDS                                                                            Agenda Number:  935248319
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131M106
    Meeting Type:  Annual
    Meeting Date:  07-Aug-2020
          Ticker:  VGM
            ISIN:  US46131M1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     DIRECTOR
       Beth Ann Brown                                            Mgmt          For                            For
       Anthony J. LaCava, Jr.                                    Mgmt          For                            For
       Joel W. Motley                                            Mgmt          For                            For
       Teresa M. Ressel                                          Mgmt          For                            For
       Christopher L. Wilson                                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WELLS FARGO ADVANTAGE INCOME OPP FUND                                                       Agenda Number:  935246036
--------------------------------------------------------------------------------------------------------------------------
        Security:  94987B105
    Meeting Type:  Annual
    Meeting Date:  10-Aug-2020
          Ticker:  EAD
            ISIN:  US94987B1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Isaiah Harris, Jr.                                        Mgmt          For                            For
       David F. Larcker                                          Mgmt          For                            For
       Olivia S. Mitchell                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET HIGH INC OPP FD INC.                                                          Agenda Number:  935196130
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766K109
    Meeting Type:  Special
    Meeting Date:  06-Jul-2020
          Ticker:  HIO
            ISIN:  US95766K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a New Management Agreement with                Mgmt          For                            For
       Legg Mason Partners Fund Advisor, LLC.

2C.    To approve a New Subadvisory Agreement                    Mgmt          For                            For
       with: Western Asset Management Company,
       LLC.

2D.    To approve a New Subadvisory Agreement                    Mgmt          For                            For
       with: Western Asset Management Company
       Limited.




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET HIGH INC OPP FD INC.                                                          Agenda Number:  935342078
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766K109
    Meeting Type:  Annual
    Meeting Date:  09-Apr-2021
          Ticker:  HIO
            ISIN:  US95766K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class II Director to serve                    Mgmt          For                            For
       until the 2024 Annual Meeting of
       Stockholders: Paolo M. Cucchi

1.2    Election of Class II Director to serve                    Mgmt          For                            For
       until the 2024 Annual Meeting of
       Stockholders: Eileen A. Kamerick

1.3    Election of Class II Director to serve                    Mgmt          For                            For
       until the 2024 Annual Meeting of
       Stockholders: Jane Trust

2.     To ratify the selection of                                Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Fund's
       independent registered public accountants
       for the fiscal year ending September 30,
       2021.




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET HIGH INCOME FUND II INC                                                       Agenda Number:  935196154
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766J102
    Meeting Type:  Special
    Meeting Date:  06-Jul-2020
          Ticker:  HIX
            ISIN:  US95766J1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a New Management Agreement with                Mgmt          For                            For
       Legg Mason Partners Fund Advisor, LLC.

2C.    To approve a New Subadvisory Agreement                    Mgmt          For                            For
       with: Western Asset Management Company,
       LLC.

2D.    To approve a New Subadvisory Agreement                    Mgmt          For                            For
       with: Western Asset Management Company
       Limited.

2F.    To approve a New Subadvisory Agreement                    Mgmt          For                            For
       with: Western Asset Management Company Pte.
       Ltd.




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET HIGH INCOME FUND II INC                                                       Agenda Number:  935275013
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766J102
    Meeting Type:  Annual
    Meeting Date:  23-Oct-2020
          Ticker:  HIX
            ISIN:  US95766J1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class I Director to serve until               Mgmt          For                            For
       2023 Annual Meeting of Stockholders: Robert
       D. Agdern

1.2    Election of Class I Director to serve until               Mgmt          For                            For
       2023 Annual Meeting of Stockholders: Daniel
       P. Cronin

1.3    Election of Class I Director to serve until               Mgmt          For                            For
       2023 Annual Meeting of Stockholders: Eileen
       A. Kamerick

1.4    Election of Class II Director to serve                    Mgmt          For                            For
       until 2021 Annual Meeting of Stockholders:
       Paolo M. Cucchi

2.     To ratify the selection of                                Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Fund's
       independent registered public accountants
       for the fiscal year ending April 30, 2021.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Advised Portfolios
By (Signature)       /s/ Christopher E Kashmerick
Name                 Christopher E Kashmerick
Title                President
Date                 08/23/2021